Stock-Based Compensation (Schedule Of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation [Abstract]
Stock-based compensation expense, net of related tax benefits	$ 7,262	$ 5,874	$ 5,194
Stock-based compensation related tax benefits	$ 4,451	$ 3,600	$ 3,184